MANAGED PORTFOLIO SERIES
Principal Street High Income Municipal Fund
(the “Fund”)
Supplement dated September 1, 2022 to the
Summary Prospectus for the Fund
dated February 16, 2022, as amended
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Effective immediately, Joseph Gulli no longer serves as a portfolio manager to the Fund. Accordingly, all references to Joseph Gulli are hereby deleted from the Fund's Summary Prospectus.

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This supplement should be retained with your Summary Prospectus for future reference.